Financial instruments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	$ 2,000	$ 492
Written put options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument		$ 2,140